CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Current Assets
Cash and cash equivalents	$ 25,582	$ 10,601
Investments	429	2,109
Trade receivables	16,965	26,790
Other receivables	4,590	7,806
Inventories	3,212	4,210
Total current assets	50,778	51,516
Non-Current Assets
Trade receivables	83	94
Other receivables	1,683	2,658
Deferred income tax assets	293	120
Investments	2,123	8,607
Goodwill	185,141	185,295
Property, plant and equipment	245,997	231,236
Intangible assets	82,608	91,474
Right of use assets	9,444	873
Total non-current assets	527,372	520,357
TOTAL ASSETS	578,150	571,873
Current Liabilities
Trade payables	31,963	35,158
Financial debt	35,280	30,835
Salaries and social security payables	9,941	9,150
Taxes payables	3,313	3,567
Leases liabilities	2,639
Other liabilities	1,654	2,365
Provisions	1,191	1,144
Total current liabilities	85,981	82,219
Non-Current Liabilities
Trade payables	2,355	876
Financial debt	116,716	91,177
Salaries and social security payables	861	534
Deferred income tax liabilities	52,552	37,755
Taxes payables	14	40
Leases liabilities	3,672
Other liabilities	1,524	1,787
Provisions	4,629	5,335
Total non-current liabilities	182,323	137,504
TOTAL LIABILITIES	268,304	219,723
EQUITY
Equity attributable to Controlling Company	305,078	347,186
Equity attributable to non-controlling interest	4,768	4,964
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	309,846	352,150
TOTAL LIABILITIES AND EQUITY	$ 578,150	$ 571,873